Postemployment benefit plans (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
U.S. Pension Benefits | Level 1
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	$ 7,929	$ 6,550
U.S. Pension Benefits | Level 1 | U.S. equities
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	4,975	4,634
U.S. Pension Benefits | Level 1 | Non-U.S. equities
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	2,884	1,803
U.S. Pension Benefits | Level 1 | Cash, short-term instruments and other
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	70	113
Other Postretirement Benefits | Level 1
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	820	823
Other Postretirement Benefits | Level 1 | U.S. equities
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	512	531
Other Postretirement Benefits | Level 1 | Non-U.S. equities
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	289	273
Other Postretirement Benefits | Level 1 | Cash, short-term instruments and other
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	19	19
Non-U.S. Pension Benefits | Level 1
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	1,489	1,444
Non-U.S. Pension Benefits | Level 1 | U.S. equities
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	359	330
Non-U.S. Pension Benefits | Level 1 | Non-U.S. equities
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	916	863
Non-U.S. Pension Benefits | Level 1 | Global equities
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	153	144
Non-U.S. Pension Benefits | Level 1 | Cash and short-term instruments
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	59	104
Non-U.S. Pension Benefits | Level 1 | Other
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	2	3
U.S. Pension Benefits | Level 2
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	2,723	2,361
U.S. Pension Benefits | Level 2 | U.S. equities
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	1	2
U.S. Pension Benefits | Level 2 | U.S. corporate bonds
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	1,412	1,179
U.S. Pension Benefits | Level 2 | Non-U.S. corporate bonds
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	92	70
U.S. Pension Benefits | Level 2 | U.S. treasury bonds
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	299	323
U.S. Pension Benefits | Level 2 | U.S. governmental agency mortgage-backed securities
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	634	562
U.S. Pension Benefits | Level 2 | Non-U.S. government bonds
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	22	9
U.S. Pension Benefits | Level 2 | Cash, short-term instruments and other
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	263	216
Other Postretirement Benefits | Level 2
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	176	240
Other Postretirement Benefits | Level 2 | Non-U.S. equities
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year		6
Other Postretirement Benefits | Level 2 | U.S. corporate bonds
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	79	95
Other Postretirement Benefits | Level 2 | Non-U.S. corporate bonds
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	6	8
Other Postretirement Benefits | Level 2 | U.S. treasury bonds
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	14	24
Other Postretirement Benefits | Level 2 | U.S. governmental agency mortgage-backed securities
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	43	54
Other Postretirement Benefits | Level 2 | Non-U.S. government bonds
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	1	1
Other Postretirement Benefits | Level 2 | Cash, short-term instruments and other
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	33	52
Non-U.S. Pension Benefits | Level 2
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	1,257	1,212
Non-U.S. Pension Benefits | Level 2 | Non-U.S. equities
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	90	84
Non-U.S. Pension Benefits | Level 2 | Global equities
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	37	14
Non-U.S. Pension Benefits | Level 2 | U.S. corporate bonds
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	18	22
Non-U.S. Pension Benefits | Level 2 | Non-U.S. corporate bonds
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	374	355
Non-U.S. Pension Benefits | Level 2 | U.S. treasury bonds
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	5	1
Non-U.S. Pension Benefits | Level 2 | Non-U.S. government bonds
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	163	156
Non-U.S. Pension Benefits | Level 2 | Global fixed income
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	374	361
Non-U.S. Pension Benefits | Level 2 | Real estate
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	89	80
Non-U.S. Pension Benefits | Level 2 | Cash and short-term instruments
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	3	4
Non-U.S. Pension Benefits | Level 2 | Other
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	104	135
U.S. Pension Benefits | Level 3
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	108	118
U.S. Pension Benefits | Level 3 | Equities
Change in Fair Value of Plan Assets
Fair value of plan assets, beginning of year	51	16
Unrealized gains (losses)	11	3
Realized gains (losses)	(1)
Purchases, issuances and settlements	32	31
Transfers in and/or out of Level 3	(43)	1
Fair value of plan assets, end of year	50	51
U.S. Pension Benefits | Level 3 | U.S. equities
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	46	17
U.S. Pension Benefits | Level 3 | Non-U.S. equities
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	4	34
U.S. Pension Benefits | Level 3 | Fixed income securities
Change in Fair Value of Plan Assets
Fair value of plan assets, beginning of year	57	73
Unrealized gains (losses)	1	34
Realized gains (losses)	3	(2)
Purchases, issuances and settlements	(9)	(12)
Transfers in and/or out of Level 3	(4)	(36)
Fair value of plan assets, end of year	48	57
U.S. Pension Benefits | Level 3 | U.S. corporate bonds
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	38	56
U.S. Pension Benefits | Level 3 | Non-U.S. corporate bonds
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	1	1
U.S. Pension Benefits | Level 3 | U.S. treasury bonds
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	5
U.S. Pension Benefits | Level 3 | U.S. governmental agency mortgage-backed securities
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	4
U.S. Pension Benefits | Level 3 | Real estate
Change in Fair Value of Plan Assets
Fair value of plan assets, beginning of year		9
Unrealized gains (losses)		1
Fair value of plan assets, end of year	10	10
Non-U.S. Pension Benefits | Level 3
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	134	141
Non-U.S. Pension Benefits | Level 3 | Equities
Change in Fair Value of Plan Assets
Fair value of plan assets, beginning of year	5
Unrealized gains (losses)	(1)	2
Realized gains (losses)	1
Purchases, issuances and settlements	(2)	3
Transfers in and/or out of Level 3	(2)
Fair value of plan assets, end of year	1	5
Non-U.S. Pension Benefits | Level 3 | Non-U.S. equities
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	1	5
Non-U.S. Pension Benefits | Level 3 | Fixed income securities
Change in Fair Value of Plan Assets
Fair value of plan assets, beginning of year	14	5
Unrealized gains (losses)		1
Purchases, issuances and settlements	(3)	6
Transfers in and/or out of Level 3	(3)	2
Fair value of plan assets, end of year	8	14
Non-U.S. Pension Benefits | Level 3 | U.S. corporate bonds
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	2	1
Non-U.S. Pension Benefits | Level 3 | Non-U.S. corporate bonds
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	5	11
Non-U.S. Pension Benefits | Level 3 | Non-U.S. government bonds
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	1	2
Non-U.S. Pension Benefits | Level 3 | Real estate
Change in Fair Value of Plan Assets
Fair value of plan assets, beginning of year	71	61
Unrealized gains (losses)	7	10
Purchases, issuances and settlements	12
Fair value of plan assets, end of year	90	71
Non-U.S. Pension Benefits | Level 3 | Other
Change in Fair Value of Plan Assets
Fair value of plan assets, beginning of year	51	67
Unrealized gains (losses)	1	63
Realized gains (losses)	5	(41)
Purchases, issuances and settlements	(22)	(38)
Fair value of plan assets, end of year	35	51
U.S. Pension Benefits | U.S. equities
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	5,022	4,653
Other Postretirement Benefits | U.S. equities
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	512	531
Non-U.S. Pension Benefits | U.S. equities
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	359	330
U.S. Pension Benefits | Non-U.S. equities
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	2,888	1,837
Other Postretirement Benefits | Non-U.S. equities
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	289	279
Non-U.S. Pension Benefits | Non-U.S. equities
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	1,007	952
Non-U.S. Pension Benefits | Global equities
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	190	158
U.S. Pension Benefits | U.S. corporate bonds
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	1,450	1,235
Other Postretirement Benefits | U.S. corporate bonds
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	79	95
Non-U.S. Pension Benefits | U.S. corporate bonds
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	20	23
U.S. Pension Benefits | Non-U.S. corporate bonds
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	93	71
Other Postretirement Benefits | Non-U.S. corporate bonds
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	6	8
Non-U.S. Pension Benefits | Non-U.S. corporate bonds
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	379	366
U.S. Pension Benefits | U.S. treasury bonds
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	304	323
Other Postretirement Benefits | U.S. treasury bonds
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	14	24
Non-U.S. Pension Benefits | U.S. treasury bonds
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	5	1
U.S. Pension Benefits | U.S. governmental agency mortgage-backed securities
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	638	562
Other Postretirement Benefits | U.S. governmental agency mortgage-backed securities
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	43	54
U.S. Pension Benefits | Non-U.S. government bonds
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	22	9
Other Postretirement Benefits | Non-U.S. government bonds
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	1	1
Non-U.S. Pension Benefits | Non-U.S. government bonds
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	164	158
Non-U.S. Pension Benefits | Global fixed income
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	374	361
U.S. Pension Benefits | Real estate
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	10	10
Non-U.S. Pension Benefits | Real estate
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	179	151
Non-U.S. Pension Benefits | Cash and short-term instruments
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	62	108
Non-U.S. Pension Benefits | Other
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	141	189
U.S. Pension Benefits | Cash, short-term instruments and other
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	333	329
Other Postretirement Benefits | Cash, short-term instruments and other
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	52	71
U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, beginning of year	9,029	6,745	10,441
Fair value of plan assets, end of year	10,760	9,029	6,745
Caterpillar Inc. common stock	779	1,016	11
Percentage of Caterpillar common stock to total plan assets (as a percent)	7.00%	11.00%	1.00%
Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, beginning of year	2,797	2,175	2,773
Fair value of plan assets, end of year	2,880	2,797	2,175
Caterpillar Inc. common stock	2	1	1
Other Postretirement Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, beginning of year	1,063	1,042	1,584
Fair value of plan assets, end of year	996	1,063	1,042
Caterpillar Inc. common stock	$ 3	$ 1	$ 2